UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September30, 2010

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:   $94,140 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     1629    67811 SH       SOLE                                      67811
AMAZON COM INC                 COM              023135106     3989    25400 SH       SOLE                                      25400
APPLE INC                      COM              037833100     5649    19909 SH       SOLE                                      19909
BABCOCK & WILCOX CO.           COM              05615f102     1425    66972 SH       SOLE                                      66972
CATERPILLAR INC DEL            COM              149123101     2580    32785 SH       SOLE                                      32785
CHEVRON CORP                   COM              166764100     4331    53441 SH       SOLE                                      53441
CISCO SYSTEMS INC              COM              17275R102     2085    95221 SH       SOLE                                      95221
COCA-COLA CO                   COM              191216100      386     6600 SH       SOLE                                       6600
CORNING INC                    COM              219350105     6376   348781 SH       SOLE                                     348781
DEERE & CO                     COM              244199105     1275    18275 SH       SOLE                                      18275
DR HORTON INC.                 COM              23331A109     1048    94200 SH       SOLE                                      94200
ELMIRA SAVINGS BANK            COM              289660102     2850   175405 SH       SOLE                                     175405
EMC CORP                       COM              268648102     2609   128450 SH       SOLE                                     128450
EQUINIX INC                    COM              29444U502     1102    10770 SH       SOLE                                      10770
EXXON MOBIL CORP               COM              30231G102     2506    40552 SH       SOLE                                      40552
GENERAL ELECTRIC CO            COM              369604103     3903   240163 SH       SOLE                                     240163
GOLDMAN SACHS GROUP INC        COM              38141G104     1316     9100 SH       SOLE                                       9100
INTEL CORP                     COM              458140100     3535   184105 SH       SOLE                                     184105
INTL BUSINESS MACHINES         COM              459200101     2372    17680 SH       SOLE                                      17680
INTUITIVE SURGICAL             COM              46120E602     4689    16527 SH       SOLE                                      16527
JOHNSON & JOHNSON              COM              478160104     1816    29308 SH       SOLE                                      29308
KRAFT FOODS INC                COM              50075N104      666    21572 SH       SOLE                                      21572
MCDERMOTT INTL INC             COM              580037109     2447   165572 SH       SOLE                                     165572
MEDTRONIC INC                  COM              585055106     1837    54692 SH       SOLE                                      54692
MICRON TECHNOLOGY INC          COM              595112103     1259   174625 SH       SOLE                                     174625
MICROSOFT CORP                 COM              594918104     2332    95229 SH       SOLE                                      95229
PEPSICO INC                    COM              713448108     1150    17306 SH       SOLE                                      17306
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1573    28077 SH       SOLE                                      28077
QUALCOMM INC                   COM              747525103     1820    40325 SH       SOLE                                      40325
ROYAL DUTCH SHELL B ADR        COM              780259107      733    12476 SH       SOLE                                      12476
SCHLUMBERGER LTD               COM              806857108     1831    29725 SH       SOLE                                      29725
TARGET CORP                    COM              87612E106      399     7475 SH       SOLE                                       7475
UNITED TECHNOLOGIES            COM              913017109     1692    23751 SH       SOLE                                      23751
VALERO ENERGY CORP             COM              91913Y100     2412   137762 SH       SOLE                                     137762
VERIZON COMMUNICATIONS         COM              92343V104     3283   100745 SH       SOLE                                     100745
ZIMMER HOLDINGS, INC           COM              98956P102     2232    42645 SH       SOLE                                      42645
ISHARES MSCI AUSTRALIA INDEX F                  464286103     1420    59820 SH       SOLE                                      59820
ISHARES MSCI BRAZIL INDEX FUND                  464286400     1197    15550 SH       SOLE                                      15550
ISHARES NASDAQ BIOTECH INDX                     464287556     3299    38255 SH       SOLE                                      38255
ISHARES TR COMEX GOLD                           464285105     1639   128050 SH       SOLE                                     128050
UTILITIES SELECT SECTOR SPDR                    81369Y886      935    29800 SH       SOLE                                      29800
PROSHARES ULTRASHORT LEHMAN 20                  74347r297     1803    57680 SH       SOLE                                      57680
ISHARES TR COMEX GOLD                           464285105      711    55530 SH       SOLE                                      55530